Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, Shares issued	0	0	0
Preferred stock, Shares outstanding	0	0	0
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, Shares issued	60,648,821	60,639,909	58,799,157
Common stock, Shares outstanding	60,648,821	60,639,909	58,799,157